Property, Plant and Equipment, Right-of-Use Assets, Intangible Assets and Goodwill	6 Months Ended
Jun. 30, 2020
Disclosure of Property Plant and Equipment Right of Use Assets Intangible Assets and Goodwill [Abstract]
Property, Plant and Equipment, Right-of-Use Assets, Intangible Assets and Goodwill
12	Property, plant and equipment, right-of-use assets, intangible assets and goodwill

	Property, plant and equipment	Right-of-use assets	Intangible assets	Goodwill
	RMB’million	RMB’million	RMB’million	RMB’million
Net book amounts at January 1, 2019	168	100	1,763	17,088
Additions	28	59	20	—
Business combination	1	—	56	52
Depreciation and amortization	(43)	(20)	(170)	—

Net book amounts at June 30, 2019	154	139	1,669	17,140

Net book amounts at January 1, 2020	179	148	1,622	17,140
Additions (note)	49	24	605	—
Disposals	—	(3)	—	—
Depreciation and amortization	(50)	(38)	(274)	—

Net book amounts at June 30, 2020	178	131	1,953	17,140

Note: During the
six months
ended June 30, 2020, the additions of intangible assets mainly arising from acquisition of copyrights amounted to RMB600 million.